BASIS OF PRESENTATION (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
BASIS OF PRESENTATION (Tables)
Schedule of Summarizes of change in the fair value of the derivative liabilities
	Level 1	Level 2	Level 3
Fair value of derivative liability as of March 31, 2020	$-	$-	$603,836
Change in fair value at initial issuance			544,592
Change in fair value due to conversion of debt			(199,567)
Change in fair value of derivative			(646,705)
Fair value of derivative liability as of March 31, 2021	$-	$-	$302,156
Change in fair value at initial issuance	-	-	166,667
Change in fair value of the derivative	-	-	(468,823)
Balance at March 31, 2022	$-	$-	$-

Change in the fair value of the derivative liabilities
Fair value as of March 31, 2022	$-
Additions at fair value	308,330
Change in fair value	527,584
Fair value as of June 30, 2022	$835,914